Restructuring and Related Reorganization Charges	12 Months Ended
Dec. 31, 2014
Restructuring and Related Reorganization Charges

NOTE 15 — Restructuring and Related Reorganization Charges

In conjunction with the migration of technology platforms and centralization of technology, supply and other operations, primarily related to integrations including the Wotif Group, we recognized $26 million in restructuring and related reorganization charges during the fourth quarter ended December 31, 2014. We expect an additional $10 million to $15 million of restructuring charges, most of which we expect to occur in the first half of 2015.

The following table summarizes the restructuring and related reorganization activity for the year ended December 31, 2014:

	Employee Severance and Benefits	Other	Total
	(In thousands)
Accrued liability as of January 1, 2014	$—	$—	$—
Charges	10,783	14,847	25,630
Payments	(572)	(540)	(1,112)
Non-cash items	(94)	(649)	(743)

Accrued liability as of December 31, 2014	$10,117	$13,658	$23,775

The majority of the other charges in the above table relate to Australian stamp duty tax that is payable to certain Australian jurisdictions related to business restructuring events.